Consolidated Balance Sheets - USD ($)	Jun. 30, 2022	Jun. 30, 2021
Current assets
Cash and cash equivalents	$ 54,842,052	$ 52,410,472
Accounts receivable	877,931	826,683
Inventories	11,058	246,778
Prepayments, deposits and other current assets	11,265,410	12,282,665
Total current assets	66,996,451	65,766,598
Non-current assets
Property and equipment, net	4,595,104	303,488
Intangible assets, net	23,963	36,031
Long-term investment	894,001
Operating lease – right-of-use assets, net	6,050,465	4,262,736
Finance lease – right-of-use assets, net	1,117,502	1,346,728
Long-term prepayments and other non-current assets	372,501	1,934,955
Deferred income tax assets	442,322	704,262
Total non-current assets	13,495,858	8,588,200
TOTAL ASSETS	80,492,309	74,354,798
Current liabilities
Accounts payable and accrued expenses	4,598,076	4,357,553
Advance from customers	2,251,072	2,993,656
Taxes payable	505,674	2,220
Current maturities of operating lease liabilities	778,742	87,103
Current maturities of finance lease liabilities	59,736	59,098
Total current liabilities	8,193,300	7,499,630
Long-term portion of operating lease liabilities	1,473,093	2,147,252
Long-term portion of finance lease liabilities	366,359	442,670
Convertible notes	5,929,673
TOTAL LIABILITIES	15,962,425	10,089,552
Commitments and contingencies
SHAREHOLDERS’ EQUITY
Ordinary shares, $0.002 par value, 5,000,000,000 shares authorized; 2,212,360 and 1,679,078 shares issued and outstanding as of June 30, 2022 and 2021, respectively	4,425	3,359
Additional paid-in capital	33,452,332	25,542,531
Statutory reserve	664,100	664,100
Retained earnings	31,374,073	36,804,282
Accumulated other comprehensive (loss) income	(945,093)	1,298,015
Total equity attributable to E-Home shareholders	64,549,837	64,312,287
Non-controlling interest	(19,953)	(47,041)
TOTAL SHAREHOLDERS’ EQUITY	64,529,884	64,265,246
TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY	$ 80,492,309	$ 74,354,798